Stockholders' Deficit (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Oct. 20, 2025	Sep. 11, 2025	Dec. 31, 2024
Stockholders' Deficit [Line Items]
Common stock, shares authorized	600,000,000	600,000,000		600,000,000
Common stock, shares par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 1	$ 0.0001
Preferred stock, shares authorized		1,000,000
Preferred stock, shares par value (in Dollars per share)		$ 0.0001
Common stock vote	one
Gross offering price (in Dollars)	$ 200
Cash proceeds (in Dollars)	$ 50
Earnout shares [Member]
Stockholders' Deficit [Line Items]
Earnout shares allocated	12,916
Convertible Preferred Stock [Member]
Stockholders' Deficit [Line Items]
Dividends annual rate	8.00%